UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Mathes
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Title:     Vice President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard Mathes                  New York, NY           [4/21/09]
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        78
                                               -------------

Form 13F Information Table Value Total:        $51,728
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12293                   Sorrell M. Mathes
-----------        --------------              ----------------------------

                                                     Form 13F Information Table

                  Column 1             Column 2    Column 3  Column 4 Column 5           Column 6  Column 7  Column 8
    ------------------------------- -------------- --------- -------- --------          ---------- -------- ---------
                                                              Value   Shrs or  SH/ PUT/ Investment  Other    Voting  Authority
              Name of Issuer        Title of Class   Cusip   (x$1000) Prn Amt  PRN CALL Discretion Managers   Sole    Shared   None
    ------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- --------- ----
  1       Activision Blizzard In          COM      00507V109     199   19,000  SH       SOLE                  19,000
  2            Adobe Sys Inc              COM      00724F101     223   10,432  SH       SOLE                  10,432
  3              Airgas Inc.              COM      009363102     662   19,575  SH       SOLE                  19,575
  4            Allergan Inc.              COM      018490102     740   15,500  SH       SOLE                  15,500
  5        Alliant Techsystems            COM      018804104     370    5,523  SH       SOLE                   5,523
  6           Amazon Com Inc              COM      023135106   1,955   26,625  SH       SOLE                  26,625
  7         Apple Computer Inc            COM      037833100   1,353   12,875  SH       SOLE                  12,875
  8          Applied Matls Inc            COM      038222105     141   13,100  SH       SOLE                  13,100
  9         Bank New York Inc             COM      064057102     248    8,773  SH       SOLE                   8,773
 10            Broadcom Corp             Cl. A     111320107     320   16,000  SH       SOLE                  16,000
 11            Carnival Corp          Paired CTF   143658300     450   20,825  SH       SOLE                  20,825
 12         Caterpillar Inc De            COM      149123101     995   35,575  SH       SOLE                  35,575
 13        ChevronTexaco Corp             COM      166764100   1,480   22,005  SH       SOLE                  22,005
 14      China Mobile Hong Kong       Spons. ADR   16941M109     294    6,750  SH       SOLE                   6,750
 15             Chubb Corp.               COM      171232101     204    4,825  SH       SOLE                   4,825
 16            Cisco Sys Inc              COM      17275R102     558   33,289  SH       SOLE                  33,289
 17            Citigroup Inc.             COM      172967101     135   53,450  SH       SOLE                  53,450
 18   Cliffs Natural Resources Inc        COM      18683K101     221   12,150  SH       SOLE                  12,150
 19            Coca Cola Co.              COM      191216100   1,288   29,300  SH       SOLE                  29,300
 20       Compania Vale Do Rio        Spons. ADR   204412209     368   27,700  SH       SOLE                  27,700
 21         ConocoPhillips Com            COM      20825C104     266    6,800  SH       SOLE                   6,800
 22      Consolidated Edison Inc          COM      209115104     344    8,675  SH       SOLE                   8,675
 23               CSX Corp                COM      126408103     561   21,715  SH       SOLE                  21,715
 24              Deere & Co               COM      244199105     381   11,595  SH       SOLE                  11,595
 25           Diageo PLC New          Spons. ADR   25243Q205     313    7,000  SH       SOLE                   7,000
 26      Du Pont E I De Nemours           COM      263534109   1,071   47,965  SH       SOLE                  47,965
 27               EBAY Inc                COM      278642103     411   32,706  SH       SOLE                  32,706
 28        Electronic Arts Inc            COM      285512109     507   27,890  SH       SOLE                  27,890
 29           Emerson Elec Co             COM      291011104     895   31,312  SH       SOLE                  31,312
 30          Exxon Mobil Corp             COM      30231G102   2,126   31,220  SH       SOLE                  31,220
 31            Frontline LTD              COM      G3682E127     247   13,900  SH       SOLE                  13,900
 32        General Electric Co            COM      369604103     267   26,445  SH       SOLE                  26,445
 33          General Mills Inc            COM      370334104   1,043   20,915  SH       SOLE                  20,915
 34            Genzyme Corp.              COM      372917104     268    4,520  SH       SOLE                   4,520
 35        Gilead Sciences Inc            COM      375558103   1,200   25,900  SH       SOLE                  25,900
 36              Google Inc              Cl. A     38259P508   2,252    6,469  SH       SOLE                   6,469
 37        Harley Davidson Inc            COM      412822108     309   23,078  SH       SOLE                  23,078
 38             Hershey Co.               COM      427866108     202    5,799  SH       SOLE                   5,799
 39              Hess Corp                COM      42809H107     897   16,542  SH       SOLE                  16,542
 40 International Business Machines       COM      459200101   1,345   13,885  SH       SOLE                  13,885
 41      J P Morgan Chase & Co.           COM      46625H100   1,041   39,150  SH       SOLE                  39,150
 42         Johnson & Johnson             COM      478160104   2,254   42,848  SH       SOLE                  42,848
 43   Kinder Morgan Energy UT LP          COM      494550106     306    6,550  SH       SOLE                   6,550
 44  L-3 Communications Hldgs Inc         COM      502424104     494    7,293  SH       SOLE                   7,293
 45           Merck & Co Inc.             COM      589331107     624   23,340  SH       SOLE                  23,340
 46       Microchip Technology            COM      595017104     207    9,787  SH       SOLE                   9,787
 47           Microsoft Corp              COM      594918104   1,136   61,860  SH       SOLE                  61,860
 48          Monsanto Co NEW              COM      61166W101     728    8,755  SH       SOLE                   8,755
 49           Murphy Oil Corp             COM      626717102     452   10,100  SH       SOLE                  10,100
 50  Natural Resource Partners LP         COM      63900P103     266   11,900  SH       SOLE                  11,900
 51      Nordic American Tanker           COM      G65773106     429   14,650  SH       SOLE                  14,650
 52        Northern Trust Corp.           COM      665859104     811   13,560  SH       SOLE                  13,560
 53             Nucor Corp.               COM      670346105     474   12,425  SH       SOLE                  12,425
 54      Oceaneering Int'l. Inc.          COM      675232102     442   12,000  SH       SOLE                  12,000
 55          OGE Energy Corp              COM      670837103     761   31,955  SH       SOLE                  31,955
 56             Oracle Corp               COM      68389X105     722   39,945  SH       SOLE                  39,945
 57     Pan American Silver Corp          COM      697900108     214   12,300  SH       SOLE                  12,300
 58             Pepsico Inc               COM      713448108     955   18,547  SH       SOLE                  18,547
 59      Permian Basin Rlty Trs           COM      714236106     181   18,080  SH       SOLE                  18,080
 60             PG & E Corp.              COM      69331C108     839   21,955  SH       SOLE                  21,955
 61      Potash Corp. Sask. Inc.          COM      73755L107     218    2,700  SH       SOLE                   2,700
 62       Procter & Gamble Co.            COM      742718109   1,533   32,556  SH       SOLE                  32,556
 63            Qualcomm Inc               COM      747525103     623   16,000  SH       SOLE                  15,800
 64             Raytheon Co            COM NEW     755111507     629   16,150  SH       SOLE                  16,150
 65      Research In Motion Ltd.          COM      760975102     238    5,525  SH       SOLE                   5,525
 66         Salesforce Com Inc            COM      79466L302     533   16,300  SH       SOLE                  16,300
 67          Schlumberger Ltd             COM      806857108   1,535   37,792  SH       SOLE                  37,792
 68       Southern Copper Corp            COM      84265V105   1,039   59,620  SH       SOLE                  59,620
 69         State Street Corp.            COM      857477103   1,047   34,025  SH       SOLE                  34,025
 70           SVB Finl Group              COM      78486Q101     434   21,681  SH       SOLE                  21,681
 71          Tata Motors Ltd.         Spons. ADR   876568502      52   10,600  SH       SOLE                  10,600
 72       Terra Nitrogen Co. LP           COM      881005201     202    1,410  SH       SOLE                   1,410
 73        Transocean Inc. New            COM      H8817H100     533    9,050  SH       SOLE                   9,050
 74        Wal Mart Stores Inc            COM      931142103     720   13,825  SH       SOLE                  13,825
 75       Wells Fargo & Co New            COM      949746101     876   61,550  SH       SOLE                  61,550
 76               Yahoo Inc               COM      984332106     480   37,495  SH       SOLE                  37,495
 77   Ishares Inc. MSCI Malaysia          COM      464286830     143   20,400  SH       SOLE                  20,400
 78   Ishares Inc. FTSE XNHUA IDX         COM      464287184     448   15,720  SH       SOLE                  15,720

totals:            78                                                  51,728

Note: Issues can be omitted if less than 10,000 shares and value less than $200,000.00